Financial instruments by category	12 Months Ended
Jun. 30, 2020
Financial Instruments By Category [Abstract]
Financial instruments by category

14. Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Since the line items "Trade and other receivables" and "Trade and other payables" contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables), the reconciliation is shown in the columns headed "Non-financial assets" and "Non-financial liabilities". Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm's length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation. In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group's assumptions regarding the factors which market players would consider in their pricing.

The Group's Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group's policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2020 are as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2020
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	49,356	-	-	-	49,356	14,650	64,006
Investments in financial assets:
- Public companies' securities	-	574	230	-	804	-	804
- Private companies' securities	-	-	-	2,909	2,909	-	2,909
- Deposits	956	61	-	-	1,017	-	1,017
- Bonds	-	9,233	1,444	-	10,677	-	10,677
- Investments in financial assets with quotation	-	6,498	810	232	7,540	-	7,540
Derivative financial instruments:
- Foreign-currency future contracts	-	-	129	-	129	-	129
- Others	62	-	20	142	224	-	224
Restricted assets (i)	8,080	-	-	-	8,080	-	8,080
Financial assets available for sale:
- Clal	-	3,377	-	-	3,377	-	3,377
Cash and cash equivalents:
- Cash at bank and on hand	24,673	-	-	-	24,673	-	24,673
- Short-term investments	62,626	3,060	-	-	65,686	-	65,686
Total assets	145,753	22,803	2,633	3,283	174,472	14,650	189,122

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2020
Liabilities as per Statement of Financial Position
Trade and other payables	24,986	-	-	-	24,986	6,855	31,841
Borrowings (excluding finance leases)	376,159	-	-	-	376,159	-	376,159
Derivative financial instruments:
- Foreign-currency future contracts	-	-	138	-	138	-	138
- Others	-	-	956	20	976	-	976
- Forwards	-	-	61	-	61	-	61
Total liabilities	401,145	-	1,155	20	402,320	6,855	409,175

Financial assets and financial liabilities as of June 30, 2019 were as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2019
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	41,431	-	-	-	41,431	11,123	52,554
Investments in financial assets:
- Public companies' securities	-	1,368	197	40	1,605	-	1,605
- Private companies' securities	-	-	-	2,610	2,610	-	2,610
- Deposits	5,236	51	-	-	5,287	-	5,287
- Bonds	-	23,908	1,518	1,426	26,852	-	26,852
- Investments in financial assets with quotation	-	13,199	623	-	13,822	-	13,822
Derivative financial instruments
- Foreign-currency future contracts	-	-	41	-	41	-	41
- Others	-	-	18	136	154	-	154
Restricted assets (i)	10,662	-	-	-	10,662	-	10,662
Financial assets available for sale:
- Clal	-	22,637	-	-	22,637	-	22,637
Cash and cash equivalents:
- Cash at bank and on hand	9,612	-	-	-	9,612	-	9,612
- Short term investments	74,873	1,958	-	-	76,831	-	76,831
Total assets	141,814	63,121	2,397	4,212	211,544	11,123	222,667

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2019
Liabilities as per Statement of Financial Position
Trade and other payables	21,107	-	-	-	21,107	7,926	29,033
Borrowings (excluding finance leases)	446,675	-	-	-	446,675	-	446,675
Derivative financial instruments:
- Swaps	-	-	192	-	192	-	192
- Others	-	-	1,244	69	1,313	-	1,313
Total liabilities	467,782	-	1,436	69	469,287	7,926	477,213

(i) The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 20).

Liabilities carried at amortized cost also include liabilities under finance leases where the Group is the lessee and which therefore have to be measured in accordance with IAS 17 "Leases". The categories disclosed are determined by reference to IFRS 9. Finance leases are excluded from the scope of IFRS 7 "Financial Instruments Disclosures". Therefore, finance leases have been shown separately.

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	As of June 30, 2020			As of June 30, 2019
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	51,563	(2,207)	49,356	43,592	(2,161)	41,431
Financial liabilities
Trade and other payables	27,193	(2,207)	24,986	23,269	(2,162)	21,107

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income (i)	964	-	964
Interest expense (i)	(20,460)	-	(20,460)
Foreign exchange gains, net (i)	(6,274)	-	(6,274)
Dividend income	168	-	168
Fair value gain on financial assets at fair value through profit or loss (i)	-	(10,479)	(10,479)
Gain on derivative financial instruments, net (i)	-	(467)	(467)
Other finance costs (i)	2,776	-	2,776
Total financial instruments	(22,826)	(10,946)	(33,772)

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income (i)	955	-	955
Interest expense (i)	(19,802)	-	(19,802)
Foreign exchange gains, net (i)	1,248	-	1,248
Dividend income	97	-	97
Fair value gain on financial assets at fair value through profit or loss (i)	-	2,433	2,433
Gain on derivative financial instruments, net (i)	-	515	515
Other finance costs (i)	733	-	733
Total financial instruments	(16,769)	2,948	(13,821)

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2018
Interest income (i)	1,100	-	1,100
Interest expense (i)	(18,332)	-	(18,332)
Foreign exchange gains, net (i)	(13,520)	-	(13,520)
Dividend income	209	-	209
Fair value gain on financial assets at fair value through profit or loss (i)	-	(2,083)	(2,083)
Gain on derivative financial instruments, net (i)	-	400	400
Other finance costs (i)	(92)	-	(92)
Total financial instruments	(30,635)	(1,683)	(32,318)

(i) Included within "Financial results, net" in the Statements of Income.

Clal

Clal is a holding company that mainly operates in the insurance and pension markets and in segments of pension funds. The Company holds assets and other businesses (such as insurance agencies) and is one of the largest insurance groups in Israel. Clal mainly develops its activities in three operating segments: long-term savings, general insurance and health insurance.

Given that IDBD failed to meet the requirements set forth to have control over an insurance company, on August 21, 2013, the Commissioner required that IDBD granted an irrevocable power of attorney to Mr. Moshe Tery ("the Trustee") for the 51% of the shareholding capital and vote interests in Clal, thus transferring control over that investee. From such date, IDBD recognized its equity interest in Clal as a financial asset held for sale, at fair value through profit or loss.

On December 30, 2014, the Commissioner sent an additional letter setting a term by which IDBD's control over and equity interests in Clal were to be sold and giving directions as to the Trustee's continuity in office, among other aspects. Refer to Note 4 and Note 34 of these financial statements for the sale of Clal shares.

The following table presents the changes in Level 3 financial instruments as of June 30, 2020 and 2019:

	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	nvestments in financial assets - Others	Derivative financial instruments	Total
Balances at June 30, 2018	(51)	2,597	2,064	-	4,610
Additions and acquisitions	-	172	-	-	172
Transfer between levels	-	153	(197)	103	59
Transfer of trade and other receivables	-	-	-	-	-
Currency translation adjustment	-	(65)	(31)	19	(77)
Write off	-	-	-	-	-
Gain / (loss) for the year (i)	(18)	(247)	(370)	14	(621)
Balances at June 30, 2019	(69)	2,610	1,466	136	4,143
Additions and acquisitions	-	35	-	-	35
Transfer between levels	-	-	-	351	351
Currency translation adjustment	(7)	476	106	245	820
Write off	-	-	(977)	(610)	(1,587)
Gain / (loss) for the year (i)	56	(212)	(363)	20	(499)
Balances at June 30, 2020	(20)	2,909	232	142	3,263

(i) Included within "Financial results, net" in the Statements of income.

During the fiscal years ended June 30, 2020 and 2019, there were no transfers between levels of hierarchy of the fair value. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Investments in financial assets - Other private companies' securities (*)	Cash flow / NAV - Theoretical price	Projected revenue discounted at the discount rate
		The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.	Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price	Projected revenue discounted at the discount rate
		The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.	Level 3	1 - 3.5
Derivative financial instruments Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*) An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.

As of June 30, 2020, there are no changes in economic or business circumstances that affect the fair value of the Group's financial assets and liabilities.